Other current and Long Term liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Schedule Of Other Current Liabilities [Table Text Block]
Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2013	2014

R&D tax credit financing short term	7,121	5,382
Employee service award provision short term	285	-
Provision for retirement indemnity short term	-	55
Other	72	222
Total Other current liabilities	7,478	5,659

Schedule Of Long Term Liabilities [Table Text Block]
Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2013	2014

R&D tax credit financing long term	6,113	-
Provision for retirement indemnity (see note 20)	2,142	2,296
Other	59	37
Total Other long term liabilities	8,314	2,333